SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 35.8%
Consumer Discretionary — 4.2%
American Honda Finance
4.550%, 07/09/2027	$1,195	$1,205
AutoZone
5.050%, 07/15/2026	450	453
BMW US Capital LLC
4.150%, 08/11/2027 (A)	300	301
1.250%, 08/12/2026 (A)	500	489
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,219
Home Depot
4.512%, SOFRRATE + 0.330%, 12/24/2025 (B)	1,045	1,045
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	250
5.450%, 06/24/2026 (A)	275	277
5.250%, 01/08/2027 (A)	1,330	1,344
Marriott International
4.200%, 07/15/2027	300	301
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	475	478
O'Reilly Automotive
5.750%, 11/20/2026	210	213
Toyota Motor Credit
4.500%, 05/14/2027	350	353
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	330	329
		8,257
Consumer Staples — 1.6%
BAT Capital
3.215%, 09/06/2026	800	794
Element Fleet Management
5.643%, 03/13/2027 (A)	290	295
Kraft Heinz Foods
3.000%, 06/01/2026	565	561
Mars
4.450%, 03/01/2027 (A)	1,465	1,474
		3,124
Energy — 1.0%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	56
ONEOK
5.550%, 11/01/2026	1,425	1,442
Williams
5.400%, 03/02/2026	485	487
		1,985
Financials — 22.3%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	305
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
2.300%, 09/09/2026	$500	$492
Ares Capital
7.000%, 01/15/2027	250	257
Athene Global Funding
5.684%, 02/23/2026 (A)	445	447
5.349%, 07/09/2027 (A)	270	274
Bank of America
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	275
4.623%, SOFRRATE + 1.110%, 05/09/2029 (B)	250	253
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	1,220	1,199
Bank of America MTN
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	450	452
Bank of Montreal MTN
4.822%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	676
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (B)	1,090	1,092
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	351
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	450	465
BPCE
5.203%, 01/18/2027 (A)	300	304
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	245
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,295	1,290
Commonwealth Bank of Australia
4.760%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	426
Cooperatieve Rabobank UA
4.372%, 05/27/2027	500	504
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	1,250	1,237
Corebridge Global Funding
5.750%, 07/02/2026 (A)	579	585
Credit Agricole
5.589%, 07/05/2026 (A)	420	424
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	1,070	1,062
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (A)	300	301
Deutsche Bank NY
5.494%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	552
Equitable America Global Funding
3.950%, 09/15/2027 (A)	70	70

SEI Daily Income Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	$300	$300
General Motors Financial
4.350%, 01/17/2027	1,000	1,001
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	325	327
Goldman Sachs Group
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	500	495
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	1,335	1,325
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	300
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	1,440	1,458
JPMorgan Chase
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	1,665	1,626
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	300	303
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	203
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,535	1,514
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	300
4.650%, 01/27/2026	460	460
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	500	500
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	275
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	425	435
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	1,650	1,618
Morgan Stanley Bank
4.754%, 04/21/2026	250	251
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	255
NTT Finance
4.567%, 07/16/2027 (A)	1,185	1,194
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	253
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	179
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	91
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	$1,045	$1,051
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	237
3.000%, 04/18/2026 (A)	500	498
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	1,300	1,308
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,275	1,254
Standard Chartered PLC
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	351
State Street
4.806%, SOFRRATE + 0.640%, 10/22/2027 (B)	425	426
Swedbank
6.136%, 09/12/2026 (A)	375	381
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	1,560	1,576
4.801%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	426
0.750%, 01/06/2026	500	497
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (B)	1,785	1,789
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	300	302
1.250%, 06/01/2026	500	492
UBS Group
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	1,365	1,354
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	1,525	1,530
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	450	476
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,615	1,605
Wells Fargo Bank
4.811%, 01/15/2026	350	350
		44,104
Health Care — 1.5%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	203
CVS Health
5.000%, 02/20/2026	275	276

2	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.112%, SOFRRATE + 0.870%, 03/01/2028 (B)	$745	$750
Illumina
5.800%, 12/12/2025	300	300
PeaceHealth Obligated Group
1.375%, 11/15/2025	800	799
RWJ Barnabas Health
2.954%, 07/01/2026	315	311
Solventum
5.450%, 02/25/2027	69	70
Stryker
4.550%, 02/10/2027	300	302
		3,011
Industrials — 1.8%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	255
1.750%, 01/30/2026	1,505	1,495
Air Lease
2.200%, 01/15/2027	1,080	1,053
Caterpillar Financial Services
4.500%, 01/07/2027	300	302
John Deere Capital
4.500%, 01/08/2027	300	302
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	252
		3,659
Information Technology — 1.1%
Broadcom
3.459%, 09/15/2026	1,005	1,001
Oracle
1.650%, 03/25/2026	1,090	1,079
		2,080
Utilities — 2.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	263
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	97	98
DTE Electric
4.250%, 05/14/2027	160	161
Duke Energy
5.000%, 12/08/2025	500	500
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	419	402
Georgia Power
4.482%, SOFRINDX + 0.280%, 09/15/2026 (B)	500	500
NextEra Energy Capital Holdings
4.955%, SOFRINDX + 0.800%, 02/04/2028 (B)	1,210	1,219
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NYSEG Storm Funding LLC
4.713%, 05/01/2029	$415	$418
Southern California Edison
5.350%, 03/01/2026	1,065	1,068
		4,629

Total Corporate Obligations
(Cost $70,549) ($ Thousands)		70,849

ASSET-BACKED SECURITIES — 33.8%
Automotive — 22.5%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	255	257
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	185	185
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	427	434
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	62	62
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	89	88
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	42	43
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	283	289
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	67	67
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	589	593
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (A)	445	446
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	115	116
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028 (A)	215	215
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	700	697
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	100	100
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	252

SEI Daily Income Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	$229	$229
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	150	150
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	320	320
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	265	266
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	64	64
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (A)	500	502
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	730	732
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	915	914
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	197	197
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	213	214
Carmax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	475	481
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	1,385	1,400
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	2	2
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	70	70
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	61	60
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	67	66
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A2
4.070%, 02/12/2029	500	500
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	30	30
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	96	96
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	123	123
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	750	751
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	$433	$435
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	365	367
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	7	7
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	38	38
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	39	39
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	143	144
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	455	461
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	144	145
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	82	83
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	809	811
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	64	64
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	25	25
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	122	122
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	173	173
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	705	707
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (A)	500	498
Ford Credit Auto Owner Trust, Ser 2022-B, Cl A4
3.930%, 08/15/2027	201	201
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	104	105

4	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	$209	$209
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	440	440
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	200	200
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	300	301
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,140	1,155
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	57	57
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	61	61
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	34	34
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A3
4.210%, 10/20/2027	500	500
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	175	175
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	550	551
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	620	622
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	294	293
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	715	720
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	68	68
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	245	245
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	705	704
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	495	498
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	$800	$806
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	980	985
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	225	229
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	312	314
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	209	209
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	140	140
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A2A
4.190%, 03/21/2028	380	381
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (A)	402	403
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	373
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	127	128
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (A)	405	406
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	500	503
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	307
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	220	221
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A3
3.880%, 04/15/2030	245	245
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	290	290
LAD Auto Receivables Trust, Ser 2025-2A, Cl A2
4.300%, 07/17/2028 (A)	290	290
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (A)	79	79

SEI Daily Income Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	$74	$74
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	28	28
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	115	116
Mercedes-Benz Auto Receivables Trust, Ser 2024-1, Cl A3
4.800%, 04/16/2029	471	474
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	1,250	1,249
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	350	350
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	180	181
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	33	33
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	500	501
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	449	447
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	340	342
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	263	264
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	13	13
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	260	262
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (A)	420	422
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	500	502
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	495	500
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	44	44
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	$494	$493
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	100	100
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	130	130
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	201	202
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	180	181
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	500	502
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	180	181
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	530	533
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A2
4.310%, 05/22/2028 (A)	540	541
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	18	18
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	190	191
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	240	240
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (A)	500	504
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	62	62
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	305	305
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	215	215
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	660	661
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	435	437

6	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	$270	$270
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	19	19
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	400	405
Westlake Flooring Master Trust, Ser 2024- 1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024- 1A, Cl B
6.070%, 02/15/2028 (A)	830	833
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	199	201
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	196	199
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	207	209
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	360	362
World Omni Auto Receivables Trust, Ser 2022-A, Cl A4
1.900%, 03/15/2028	500	496
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	500	498
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	158	159
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	475	481
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	475	477
		44,530
Credit Card — 2.3%
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	765	775
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	745	747
CARDS II Trust, Ser 2024-1A, Cl A
4.879%, SOFRRATE + 0.680%, 07/15/2029 (A)(B)	410	411
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	$355	$359
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	1,595	1,559
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	185	185
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	425	430
		4,466
Miscellaneous Business Services — 9.0%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	115
AGL CLO 14, Ser 2025-14A, Cl AR
5.000%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	500
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	24	24
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	364	368
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	500	504
Apidos CLO XII, Ser 2024-12A, Cl ARR
4.985%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	90	90
Apidos CLO XXIII, Ser 2025-23A, Cl ARR
4.955%, TSFR3M + 1.050%, 04/15/2033 (A)(B)	449	448
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.096%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	102	102
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	62	57
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	51	51
Bain Capital Credit CLO, Ser 2024-4A, Cl A1R
5.084%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	250	250
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
5.020%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	1,000	1,000
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (A)	135	135
Carbone CLO, Ser 2017-1A, Cl A1
5.286%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	24	24

SEI Daily Income Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.126%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	$71	$71
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	63	63
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	100	100
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	205	205
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	196	197
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	169	170
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	280	280
Dewolf Park CLO, Ser 2021-1A, Cl AR
5.086%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	111	111
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	111	112
Elmwood CLO 15, Ser 2025-2A, Cl A1R
5.007%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	500	499
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	389	388
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	78	78
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	34	34
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	784	797
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	471	471
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	220	220
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	80	80
John Deere Owner Trust, Ser 2025-B, Cl A2A
4.280%, 07/17/2028	175	176
KKR CLO, Ser 2017-11, Cl AR
5.346%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	52	52
KKR CLO, Ser 2018-21, Cl A
5.166%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	103	103
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	500	502
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	$100	$100
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.254%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	878
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	5	5
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	34	35
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	194	195
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	210	200
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	281	258
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.284%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	751
Neuberger Berman Loan Advisers CLO, Ser 2025-45A, Cl AR
4.972%, TSFR3M + 1.060%, 10/14/2036 (A)(B)	750	749
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	732	730
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	318	318
Palmer Square CLO, Ser 2025-3A, Cl A1R
5.195%, TSFR3M + 1.290%, 10/15/2038 (A)(B)	500	501
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
4.955%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	359	359
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	350	352
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	205	208
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	64	64
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.034%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	725	725

8	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	$54	$51
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	488	489
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	299	300
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (A)	144	138
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	750	765
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	485	486
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	25	25
Volvo Financial Equipment LLC, Ser 2025- 1A, Cl A2
4.410%, 11/15/2027 (A)	75	75
Voya CLO, Ser 2018-2A, Cl A1R
5.090%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	29	29
Voya CLO, Ser 2025-3A, Cl A1RR
4.944%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	725	726
		17,889

Total Asset-Backed Securities
(Cost $66,669) ($ Thousands)		66,885

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bills
4.245%, 12/26/2025 (C)	1,050	1,044
4.223%, 02/19/2026 (C)	975	964
U.S. Treasury Notes
3.750%, 08/31/2026	2,000	2,000
3.625%, 08/31/2027 (D)	2,950	2,951
3.375%, 09/15/2028	1,475	1,466
3.250%, 06/30/2027	7,450	7,405
2.500%, 02/28/2026	3,025	3,011
2.500%, 03/31/2027	1,300	1,279
1.625%, 11/30/2026	5,025	4,915
1.250%, 12/31/2026	4,275	4,157
0.750%, 05/31/2026	350	344
0.750%, 08/31/2026	675	659

Total U.S. Treasury Obligations
(Cost $30,126) ($ Thousands)		30,195
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 12.6%
Agency Mortgage-Backed Obligations — 3.1%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	$355	$349
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	31	31
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	722	714
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	512	505
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	262	261
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
6.000%, 01/01/2027	1	1
3.500%, 08/01/2032	170	168
3.000%, 10/01/2030 to 12/01/2030	258	253
FNMA REMIC, Ser 2001-33, Cl FA
4.747%, SOFR30A + 0.564%, 07/25/2031(B)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	55	53
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	129	128
FNMA REMIC, Ser 2017-81, Cl YA
3.000%, 05/25/2046	371	360
FNMA REMIC, Ser 2019-3, Cl BA
3.200%, 02/25/2049	915	882
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	767	759
GNMA, Ser 2022-50, Cl BD
3.000%, 04/20/2050	870	835
GNMA, Ser 2025-47, Cl HA
5.000%, 11/20/2052	842	844
		6,145
Non-Agency Mortgage-Backed Obligations — 9.5%
ALA Trust, Ser OANA, Cl A
5.776%, TSFR1M + 1.743%, 06/15/2040(A)(B)	760	763
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	12	12
BPR Trust, Ser 2021-TY, Cl A
5.198%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	960
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	28	27
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	64	60

SEI Daily Income Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	$28	$28
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	116	108
BSPRT, Ser 2022-FL8, Cl A
5.734%, SOFR30A + 1.500%, 02/15/2037(A)(B)	105	105
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	6	6
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
4.847%, TSFR1M + 0.814%, 09/15/2036(A)(B)	266	266
BX Commercial Mortgage Trust, Ser CSMO, Cl A
6.147%, TSFR1M + 2.115%, 06/15/2027(A)(B)	225	226
BX Trust, Ser 2021-LGCY, Cl A
4.653%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	598
BX Trust, Ser 2022-LBA6, Cl A
5.032%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	624
BX Trust, Ser ARIA, Cl A
5.046%, TSFR1M + 1.014%, 10/15/2036(A)(B)	120	120
BX Trust, Ser GW, Cl A
5.632%, TSFR1M + 1.600%, 07/15/2042(A)(B)	725	726
BX, Ser 2021-MFM1, Cl B
5.097%, TSFR1M + 1.064%, 01/15/2034(A)(B)	316	316
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.112%, 02/25/2058(A)(B)	47	46
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	73	68
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	44	41
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	129	113
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	197	167
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	58	52
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	361	310
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	$343	$298
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.833%, SOFR30A + 1.650%, 12/25/2041(A)(B)	250	251
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.083%, SOFR30A + 1.900%, 12/25/2041(A)(B)	1,025	1,038
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.483%, SOFR30A + 2.300%, 01/25/2043(A)(B)	91	92
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.683%, SOFR30A + 2.500%, 04/25/2043(A)(B)	138	139
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.333%, SOFR30A + 1.150%, 03/25/2044(A)(B)	89	89
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	79	79
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	143	122
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	26	25
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	55	49
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	10	10
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(A)(B)	520	525
ELM Trust, Ser ELM, Cl A15
5.801%, 06/10/2039(A)(B)	485	488
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
4.849%, TSFR1M + 0.815%, 11/15/2038(A)(B)	526	525
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.483%, SOFR30A + 1.300%, 02/25/2042(A)(B)	39	39
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.433%, SOFR30A + 1.250%, 05/25/2044(A)(B)	172	173

10	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.433%, SOFR30A + 1.250%, 03/25/2044(A)(B)	$139	$139
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.197%, SOFR30A + 6.014%, 10/25/2028(B)	68	69
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.482%, TSFR1M + 1.450%, 12/15/2039(A)(B)	555	556
HLTN Commercial Mortgage Trust, Ser DPLO, Cl A
5.674%, TSFR1M + 1.642%, 06/15/2041(A)(B)	350	351
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	204	178
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	156	135
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	174	152
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	158	157
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.586%, 10/25/2029(A)(B)	250	246
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.856%, TSFR1M + 0.864%, 04/25/2046(A)(B)	49	49
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	35	34
MF1, Ser 2022-FL8, Cl A
5.352%, TSFR1M + 1.350%, 02/19/2037(A)(B)	284	284
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	34	33
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.247%, TSFR1M + 1.215%, 04/15/2038(A)(B)	536	536
MHP, Ser 2021-STOR, Cl A
4.848%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	155
MHP, Ser 2022-MHIL, Cl A
4.847%, TSFR1M + 0.815%, 01/15/2039(A)(B)	10	10
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	$8	$8
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	98	96
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	478	469
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	146	142
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	64	62
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	17	17
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	51	51
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	86	85
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	61	59
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	143	139
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.764%, 09/25/2057(A)(B)	69	66
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	24	23
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.543%, TSFR1M + 1.393%, 10/15/2040(A)(B)	425	425
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
5.245%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	780
OBX Trust, Ser 2018-1, Cl A2
4.756%, TSFR1M + 0.764%, 06/25/2057(A)(B)	9	8
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
4.768%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	29	28
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(E)	196	197

SEI Daily Income Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	$4	$4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	2	1
SREIT Trust, Ser 2021-MFP, Cl B
5.227%, TSFR1M + 1.194%, 11/15/2038(A)(B)	398	398
SREIT Trust, Ser MFP, Cl A
4.878%, TSFR1M + 0.845%, 11/15/2038(A)(B)	84	84
STAR Trust, Ser 2024-SFR4, Cl A
5.782%, TSFR1M + 1.750%, 10/17/2041(A)(B)	484	486
STAR Trust, Ser 2024-SFR4, Cl B
6.132%, TSFR1M + 2.100%, 10/17/2041(A)(B)	175	176
STAR Trust, Ser 2025-SFR5, Cl A
5.483%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	285
STAR Trust, Ser 2025-SFR5, Cl B
5.783%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	551
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	14	13
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	22	22
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	8	8
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	51	51
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	19	19
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	105	104
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	275	266
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	115	105
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	289	287
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	67	61
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	135	121
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	$89	$81
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	113	106
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	58	55
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	71	71
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	118	117
		18,895

Total Mortgage-Backed Securities
(Cost $25,327) ($ Thousands)		25,040

MUNICIPAL BONDS — 1.7%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	597

New York — 0.9%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	331
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	207
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	945	953
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	375	377
		1,868
Pennsylvania — 0.5%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	335	338
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/2028	450	468

12	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	$165	$166
		972

Total Municipal Bonds
(Cost $3,418) ($ Thousands)		3,437

REPURCHASE AGREEMENT(F) — 2.0%
BNP Paribas
4.140%, dated 10/31/2025 to be repurchased on 11/03/2025, repurchase price $3,901,346 (collateralized by U.S. Government obligations, ranging in par value $2,880 - $3,921,089, 4.500% - 6.000%, 10/01/2054 – 04/01/2055; with a total market value $3,978,001)	3,900	3,900
Total Repurchase Agreement
(Cost $3,900) ($ Thousands)		3,900

Total Investments in Securities — 101.1%
(Cost $199,989) ($ Thousands)		$200,306

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	33	Dec-2025	$6,877	$6,873	$(4)

Short Contracts
U.S. 10-Year Treasury Note	(24)	Dec-2025	$(2,701)	$(2,705)	$(4)
			$4,176	$4,168	$(8)

Percentages are based on Net Assets of $198,173 ($ Thousands).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2025, the value of these securities amounted to $76,772 ($ Thousands), representing 38.7% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 73.3%
Agency Mortgage-Backed Obligations — 73.3%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$1,972	$2,043
5.500%, 02/01/2053	2,418	2,457
5.000%, 07/01/2040	1,214	1,227
4.500%, 04/01/2026 to 12/01/2039	558	563
4.000%, 01/01/2033 to 07/01/2049	3,513	3,478
3.500%, 01/01/2029 to 05/01/2035	7,412	7,334
3.000%, 12/01/2031 to 12/01/2046	6,918	6,502
2.500%, 06/01/2030 to 02/01/2032	2,294	2,221
2.000%, 06/01/2036	573	531
1.500%, 09/01/2041	471	399
FHLMC Multifamily Structured Pass-Through Certificates, Ser 170, Cl X1, IO
0.209%, 02/25/2035(A)	7,888	157
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	310	309
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.727%, 06/25/2027(A)	16,669	149
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.586%, 01/25/2030(A)	12,065	677
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.576%, 01/25/2031(A)	13,454	332
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.510%, 03/25/2031(A)	10,090	225
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,644	361
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.154%, 10/25/2034(A)	15,849	253
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,432
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,265
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,611
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,880
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,353
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.608%, 10/25/2026(A)	20,355	87
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.766%, 03/25/2028(A)	$7,452	$73
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
4.912%, SOFR30A + 0.604%, 02/25/2026(A)	501	502
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
4.902%, SOFR30A + 0.594%, 04/25/2026(A)	1,785	1,785
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
4.922%, SOFR30A + 0.614%, 10/25/2026(A)	140	140
FHLMC REMIC, Ser 2003-2571, Cl FY
5.098%, SOFR30A + 0.864%, 12/15/2032(A)	1,078	1,083
FHLMC REMIC, Ser 2006-3148, Cl CF
4.748%, SOFR30A + 0.514%, 02/15/2034(A)	49	49
FHLMC REMIC, Ser 2006-3153, Cl FX
4.698%, SOFR30A + 0.464%, 05/15/2036(A)	35	35
FHLMC REMIC, Ser 2006-3174, Cl FA
4.648%, SOFR30A + 0.414%, 04/15/2036(A)	765	758
FHLMC REMIC, Ser 2006-3219, Cl EF
4.748%, SOFR30A + 0.514%, 04/15/2032(A)	1,122	1,116
FHLMC REMIC, Ser 2007-3339, Cl HF
4.868%, SOFR30A + 0.634%, 07/15/2037(A)	1,153	1,149
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	426	428
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	858	848
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	290	289
FHLMC REMIC, Ser 2011-3788, Cl FA
4.878%, SOFR30A + 0.644%, 01/15/2041(A)	1,586	1,580
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	17	–
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	7,384	7,272
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	17	–
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	3,304	3,140
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	2,308	2,244
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	746	674

14	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	$261	$255
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	265	259
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	15	–
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	222	15
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	55	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	64	1
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	168	4
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	91	2
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	4,425	4,175
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	15	–
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	679	647
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	2,000
FHLMC REMIC, Ser 2014-4292, Cl P
3.500%, 03/15/2043	570	559
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	72	1
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,256	5,133
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	711	695
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	555	535
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	777	747
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	174	9
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,361	1,322
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	353	45
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	320	308
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,627	1,597
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,208	1,181
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,445	1,430
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,378
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	$453	$431
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,281	3,889
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	473	92
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,481	222
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,575	569
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,190	441
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,117	959
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,523	1,419
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	5,016	4,399
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	2,958	440
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,416	490
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	2,976	482
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,805	1,589
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,186	517
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,080	1,987
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	4,627	4,472
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,456	3,460
FHLMC REMIC, Ser 2022-5263, Cl GA
5.000%, 09/25/2045	3,296	3,304
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	508	506
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,184	533
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,581	6,759
FHLMC REMIC, Ser 2024-5491, Cl CV
5.500%, 11/25/2035	6,161	6,300
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	7,228	7,317
FHLMC REMIC, Ser 2025-5558, Cl EA
5.000%, 10/25/2052	4,309	4,305
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	2,890	2,741

SEI Daily Income Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	$2,972	$2,795
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,506	1,464
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	2,992	2,912
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	5,089	4,924
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	824	785
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	3,847	3,567
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	502	452
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	5,941	5,438
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,016	929
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	148	159
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,363	211
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	143	3
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,473	3,109
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	4,766	564
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,403	545
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,151	547
FNMA
7.000%, 06/01/2037	1	1
6.500%, 05/01/2026 to 01/01/2036	27	28
6.492%, H15T1Y + 2.165%, 08/01/2029(A)	8	8
6.000%, 07/01/2038 to 05/01/2053	6,203	6,417
5.500%, 06/01/2038 to 06/01/2053	9,053	9,225
5.170%, 02/01/2029	3,325	3,428
5.065%, 12/01/2028	2,440	2,512
4.820%, 04/01/2029	2,595	2,655
4.500%, 04/01/2026 to 08/01/2044	5,082	5,130
4.400%, 07/01/2030	1,209	1,220
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.390%, 04/01/2029	$2,862	$2,896
4.000%, 05/01/2026 to 08/01/2051	3,066	3,031
3.500%, 10/01/2027 to 02/01/2045	15,172	14,873
3.000%, 09/01/2027 to 11/01/2036	7,892	7,631
2.960%, 01/01/2027	1,080	1,066
2.500%, 01/01/2028 to 09/01/2036	11,235	10,868
2.000%, 05/01/2036 to 12/01/2036	4,219	3,902
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	580	523
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	20	–
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,442	303
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,000	505
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	3,854	602
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,328	512
FNMA TBA
3.500% - 5.500%, 11/15/2055 - 12/15/2055	(27,976)	(27,142)
FNMA TBA
5.500% - 6.000%, 11/15/2040 - 12/15/2055	5,744	5,844
FNMA REMIC, Ser 2002-53, Cl FK
4.697%, SOFR30A + 0.514%, 04/25/2032(A)	22	22
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	535	545
FNMA REMIC, Ser 2006-76, Cl QF
4.697%, SOFR30A + 0.514%, 08/25/2036(A)	127	126
FNMA REMIC, Ser 2006-79, Cl DF
4.647%, SOFR30A + 0.464%, 08/25/2036(A)	92	91
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	133	139
FNMA REMIC, Ser 2007-64, Cl FB
4.667%, SOFR30A + 0.484%, 07/25/2037(A)	851	844
FNMA REMIC, Ser 2008-16, Cl FA
4.997%, SOFR30A + 0.814%, 03/25/2038(A)	374	374
FNMA REMIC, Ser 2009-110, Cl FD
5.047%, SOFR30A + 0.864%, 01/25/2040(A)	1,731	1,737
FNMA REMIC, Ser 2009-112, Cl FM
5.047%, SOFR30A + 0.864%, 01/25/2040(A)	1,104	1,108
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	674	674

16	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FC
5.217%, SOFR30A + 1.034%, 10/25/2039(A)	$1,271	$1,283
FNMA REMIC, Ser 2009-82, Cl FD
5.147%, SOFR30A + 0.964%, 10/25/2039(A)	1,292	1,301
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	290	291
FNMA REMIC, Ser 2010-56, Cl AF
5.021%, SOFR30A + 0.664%, 06/25/2040(A)	1,143	1,138
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	2,555	2,519
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	300	294
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	109	3
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,181	1,157
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,127	1,836
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	582	36
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	245	3
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.521%, 05/25/2042(A)	12	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	42	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	52	1
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	417	21
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	393	384
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	154	151
FNMA REMIC, Ser 2013-121, Cl FA
4.697%, SOFR30A + 0.514%, 12/25/2043(A)	7,651	7,585
FNMA REMIC, Ser 2013-130, Cl FQ
4.497%, SOFR30A + 0.314%, 06/25/2041(A)	1,083	1,074
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	495	484
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	289	282
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,546	1,473
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	247	241
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	4,850	4,822
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.841%, 08/25/2044(A)	$642	$41
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.632%, 04/25/2055(A)	512	23
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	276	272
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.752%, 06/25/2055(A)	549	27
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	487	476
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	274	24
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	56	2
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	970	938
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,547	222
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	10	–
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	293	281
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	358	68
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,235	1,177
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	901	883
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,397	247
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,102	1,073
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	5,262	5,198
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,802	1,742
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	6,553	6,500
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	1,074	1,070
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	599	568
FNMA REMIC, Ser 2019-42, Cl KA
3.000%, 07/25/2049	6,234	5,732
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,010	60
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	1,824	156
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,278	526
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,602	525

SEI Daily Income Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	$1,267	$1,113
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,182	416
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,110	362
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,792	569
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,292	535
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,183	585
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	3,896	590
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,566	614
FNMA REMIC, Ser 2021-86, Cl T
2.500%, 09/25/2048	1,075	972
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,336	531
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,628	4,571
FNMA REMIC, Ser 2022-5, Cl AB
2.000%, 03/25/2050	1,601	1,390
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	4,839	4,858
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	1,261	1,258
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	648	657
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	9,582	9,669
FNMA REMIC, Ser 2024-70, Cl FA
5.233%, SOFR30A + 1.050%, 10/25/2054(A)	4,484	4,491
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	2,154	2,179
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	1,957	1,977
FNMA REMIC, Ser 2025-34, Cl BA
5.000%, 12/25/2051	1,990	1,990
FNMA, Ser 2019-M21, Cl X1, IO
1.453%, 05/25/2029(A)	9,660	330
GNMA
6.500%, 12/15/2037 to 02/20/2039	73	77
6.000%, 02/15/2029 to 06/15/2041	311	322
5.500%, 01/15/2038 to 02/15/2041	706	734
5.000%, 09/15/2039 to 04/15/2041	283	291
4.500%, 09/20/2049	1,024	1,013
4.000%, 07/15/2041 to 08/15/2041	41	40
3.500%, 06/20/2046	1,402	1,310
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,241	1,247
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	$967	$190
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	456	93
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	395	388
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,384	194
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	803	790
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	729	721
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	297	293
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	315	311
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	107	107
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	485	479
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	38	–
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	851	807
GNMA, Ser 2013-129, Cl AF
4.546%, TSFR1M + 0.514%, 10/20/2039(A)	2,307	2,296
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	312	311
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	3,747	3,682
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	1,892	1,855
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	171	169
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	265	35
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	51	–
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,349	1,314
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	1,260	1,228
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	2,203	2,162
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	1,981	1,918
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	473	463
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,209	1,176
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	111	22

18	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	$88	$85
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	628	599
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,089	1,045
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	10	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	4	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	692	136
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	483	75
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	290	284
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	63	1
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	632	47
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	264	8
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	631	73
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	950	170
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	962	891
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	4,728	4,238
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	85	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	763	123
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	168	36
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	205	41
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	595	79
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	399	58
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	744	118
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	331	317
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,105	1,049
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,726	3,471
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,005	377
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	$2,162	$2,042
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,240	186
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,715	265
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,469	309
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,177	2,597
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,648	2,379
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,332	1,311
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,238	2,105
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,705	3,685
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	4,037	3,969
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	8,748	8,280
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	919	943
Seasoned Loans Structured Transaction Trust, Ser 2023-1, Cl A12
3.250%, 10/25/2033(B)	15,840	15,594

Total Mortgage-Backed Securities
(Cost $430,383) ($ Thousands)		432,928

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Notes
4.375%, 12/15/2026 (C)	6,875	6,923
3.750%, 04/15/2028	23,775	23,857
3.625%, 08/31/2027	47,275	47,286
3.625%, 08/15/2028	11,775	11,783
1.125%, 10/31/2026	27,275	26,585

Total U.S. Treasury Obligations
(Cost $116,301) ($ Thousands)		116,434

SEI Daily Income Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(D) — 3.3%
BNP Paribas
4.140%, dated 10/31/2025 to be repurchased on 11/03/2025, repurchase price $9,703,347 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $8,401,891, 2.000% - 7.500%, 09/01/2025 – 11/01/2055; with a total market value $9,894,000)	$9,700	$9,700
Deutsche Bank
4.160%, dated 10/31/2025 to be repurchased on 11/03/2025, repurchase price $9,803,397 (collateralized by a U.S. Government obligation, par value $10,318,938, 5.500%, 05/01/2055; with total market value $9,996,000)	9,800	9,800

Total Repurchase Agreements
(Cost $19,500) ($ Thousands)		19,500

Total Investments in Securities — 96.3%
(Cost $566,184) ($ Thousands)		$568,862

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	958	Dec-2025	$199,560	$199,496	$(64)
U.S. Long Treasury Bond	2	Dec-2025	228	234	6
			199,788	199,730	(58)
Short Contracts
U.S. 5-Year Treasury Note	(300)	Dec-2025	$(32,763)	$(32,763)	$–
U.S. 10-Year Treasury Note	(248)	Dec-2025	(27,850)	(27,942)	(92)
Ultra 10-Year U.S. Treasury Note	(216)	Dec-2025	(24,591)	(24,945)	(354)
			(85,204)	(85,650)	(446)
			$114,584	$114,080	$(504)

Percentages are based on Net Assets of $590,466 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2025, the value of these securities amounted to $15,594 ($ Thousands), representing 2.6% of the Net Assets of the Fund.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

20	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.1%
Agency Mortgage-Backed Obligations — 98.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.727%, 06/25/2027(A)	$1,518	$14
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.640%, 04/25/2030(A)	558	33
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.412%, 07/25/2030(A)	683	37
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.765%, 12/25/2030(A)	1,009	33
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.470%, 02/25/2036(A)	598	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.608%, 10/25/2026(A)	1,855	8
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	11	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	21	–
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	10	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	38	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	44	1
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	59	1
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	109	6
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	84	15
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	132
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	159	143
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	146	12
FNMA
8.000%, 03/01/2027 to 09/01/2028	2	2
6.500%, 09/01/2032	11	11
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	2	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	87	10
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	5	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	34	1
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$41	$2
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	118	4
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.632%, 04/25/2055(A)	64	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	45	8
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	60
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	183	177
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	45
FNMA, Ser 2019-M21, Cl X1, IO
1.453%, 05/25/2029(A)	893	31
FNMA, Ser 2020-M2, Cl X, IO
0.303%, 01/25/2030(A)	726	6
GNMA
8.000%, 05/15/2027 to 03/15/2032	21	21
7.500%, 02/15/2027 to 10/15/2035	19	20
6.500%, 02/15/2027 to 10/15/2038	87	94
6.000%, 04/15/2028 to 11/15/2034	62	63
5.500%, 04/15/2037 to 10/20/2055	1,136	1,157
5.000%, 06/15/2033 to 01/20/2045	652	666
4.500%, 08/15/2033 to 08/20/2049	1,103	1,101
4.000%, 03/20/2040 to 09/20/2048	1,001	968
3.875%, 05/15/2042 to 08/15/2042	520	501
3.500%, 03/20/2041 to 02/20/2049	1,203	1,113
3.000%, 11/20/2045 to 12/20/2050	1,147	1,040
2.500%, 09/20/2045 to 05/20/2051	1,639	1,426
2.000%, 08/20/2050	866	721
GNMA TBA
2.000%, 11/15/2055 - 12/15/2055	1,465	1,353
GNMA TBA
2.500%, 11/15/2055 - 12/15/2055	(1,528)	(1,405)
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	205	42
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	169	24
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	25	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	53	45
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	59	52
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	173	23
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	47	43

SEI Daily Income Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	$62	$2
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	23	1
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	5	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	40	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	108	17
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	117	26
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	179	27
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	42	–
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	357	303
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	80	11
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	164	12
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	172	5
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	168	20
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	258	193
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	35	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	258	42
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	115	20
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	$76	$16
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	69
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	191
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	158	101
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	132	26
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	106	16
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	242	11

Total Mortgage-Backed Securities
(Cost $11,909) ($ Thousands)		10,994

REPURCHASE AGREEMENT(C) — 0.9%
BNP Paribas
4.140%, dated 10/31/2025 to be repurchased on 11/03/2025, repurchase price $100,035 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $95,544, 2.400% - 6.000%, 12/01/2033 – 10/01/2055; with a total market value $102,000)	100	100
Total Repurchase Agreement
(Cost $100) ($ Thousands)		100

Total Investments in Securities — 99.0%
(Cost $12,009) ($ Thousands)		$11,094

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Note	2	Dec-2025	$225	$225	$–
U.S. Ultra Long Treasury Bond	2	Dec-2025	234	243	9
			459	468	9
Short Contracts
U.S. 5-Year Treasury Note	(1)	Dec-2025	$(110)	$(110)	$–
U.S. Long Treasury Bond	(2)	Dec-2025	(228)	(234)	(6)
Ultra 10-Year U.S. Treasury Note	(3)	Dec-2025	(341)	(346)	(5)
			(679)	(690)	(11)
			$(220)	$(222)	$(2)

22	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

GNMA Fund (Concluded)

Percentages are based on Net Assets of $11,205 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust	23

Glossary (abbreviations which are used in the preceding Schedules of Investments):

Portfolio Abbreviations

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

24	SEI Daily Income Trust